Income Tax - Narrative (Details) - ARS ($) $ in Thousands							12 Months Ended
	Oct. 06, 2025	Nov. 19, 2024	Aug. 23, 2024	Jul. 04, 2024	Jul. 12, 2023	Aug. 21, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014
Disclosure of deferred taxes [Line Items]
Effective tax rate							36.00%	17.00%	50.00%
Income tax corporate rate							35.00%	30.00%	25.00%			15.00%	30.00%	55.00%
Consumer price index							1
Tax rate effect from change in tax rate											100.00%
Income taxes refund	$ 197,761	$ 647,945	$ 628,444	$ 383,511	$ 647,946	$ 4,528,453		$ 3,036,372	$ 2,491,499	$ 309,000
Income tax expense							$ 187,245,787	$ 100,324,865	$ 447,083,204						$ 555,002	$ 647,945
Refund of prior period tax with interest		$ 2,226,229
December 31, 2020
Disclosure of deferred taxes [Line Items]
Adjustment in nominal values in income tax expense											$ 5,817,000
December 31, 2020 | Inflation adjustment
Disclosure of deferred taxes [Line Items]
Income tax expense											784,000
December 31, 2020 | Inflation adjustment | Deferred Tax Assets
Disclosure of deferred taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)											5,033,000
December 31, 2021
Disclosure of deferred taxes [Line Items]
Adjustment in nominal values in income tax expense											148,935,123
December 31, 2021 | Inflation adjustment
Disclosure of deferred taxes [Line Items]
Adjustments for deferred tax of prior periods											16,924,947
December 31, 2021 | Inflation adjustment | Deferred Tax Assets
Disclosure of deferred taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)											$ 132,010,188